Note 37 Interest expense breakdown by origin (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest expense by origin [Line Items]
Interest expense on financial liabilities held for trading	€ 1,339	€ 742	€ 1,229
Interest expense on financial liabilities designated at fair value through profit or loss	52	61	6
Interest Expense For Financial Liabilities Measured At Amortised Cost	6,130	6,346	9,953
Interest Expense For Adjustment Interest On Accounting Coverage	(360)	(413)	(250)
Interest Expense For Insurance Activity	773	721	753
Interest Expense On Chargeable Cost To Pension Funds	52	57	85
Other Interest Expense	342	284	196
Interest expense	€ 8,329	€ 7,797	€ 11,972